Guarantor Subsidiaries (Consolidating Statement Of Cash Flow) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 9,633,000	$ 22,047,000	$ 235,033,000	$ 83,568,000	$ 324,020,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities
(Income) loss from discontinued operations, net of tax	(781,000)	(1,493,000)	(78,707,000)	2,846,000	(136,167,000)
Depreciation and amortization	19,661,000	18,071,000	74,130,000	71,740,000	64,879,000
Amortization of deferred major repair costs	169,000	133,000	575,000	163,000
Deferred and noncurrent income tax charges (credits)	(4,556,000)	(1,272,000)	(7,262,000)	(16,463,000)	22,948,000
Impairment of properties				60,988,000
Accretion on discounted liabilities	297,000	269,000	1,096,000	980,000	879,000
Pretax (gains) losses from sale of assets	(170,000)	(8,000)	(5,995,000)	1,005,000	363,000
Net decrease (increase) in noncash operating working capital	84,752,000	55,205,000	74,865,000	32,553,000	(271,046,000)
Other operating activities - net	3,698,000	(178,000)	13,215,000	(1,088,000)	2,673,000
Net cash provided by (required by) continuing operations	112,703,000	92,774,000	306,950,000	236,292,000	8,549,000
Net cash provided by discontinued operations	134,000	(1,335,000)	49,748,000	1,135,000	179,824,000
Net cash provided by (required by) operating activities	112,837,000	91,439,000	356,698,000	237,427,000	188,373,000
Investing Activities
Property additions	(23,739,000)	(67,473,000)	(164,536,000)	(104,496,000)	(99,819,000)
Proceeds from sale of assets	279,000	22,000	6,113,000	364,000	363,000
Expenditures for major repairs	(728,000)	(280,000)	(726,000)	(250,000)
Other investing activities - net			52,000		2,453,000
Investing activities of discontinued operations
Sales proceeds	1,097,000		173,118,000		950,010,000
Other		(40,000)	(1,129,000)	(7,706,000)	(40,127,000)
Net cash provided by (required by) investing activities	(23,091,000)	(67,771,000)	12,892,000	(112,088,000)	812,880,000
Financing Activities
Repayments of long-term debt	(15,000,000)	(12,000)	(81,170,000)	(42,000)	(42,000)
Additions to long-term debt			641,250,000
Cash dividend to former parent			(650,000,000)
Debt issuance costs	(63,000)		(6,693,000)
Net distributions to parent/former parent		(6,707,000)	(35,609,000)	(104,811,000)	(1,021,038,000)
Net cash provided by (required by) financing activities	(15,063,000)	(6,719,000)	(132,222,000)	(104,853,000)	(1,021,080,000)
Net increase in cash and cash equivalents	74,683,000	16,949,000	237,368,000	20,486,000	(19,827,000)
Cash and cash equivalents at January 1	294,741,000	57,373,000	57,373,000	36,887,000	56,714,000
Cash and cash equivalents at end of period	369,424,000	74,322,000	294,741,000	57,373,000	36,887,000
Issuer [Member]
Operating Activities
Net income	7,636,000	23,468,000	154,136,000	138,417,000	357,130,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities
(Income) loss from discontinued operations, net of tax					(118,747,000)
Depreciation and amortization	19,634,000	18,061,000	74,053,000	68,299,000	62,396,000
Deferred and noncurrent income tax charges (credits)	(5,573,000)	(2,349,000)	(11,568,000)	1,957,000	22,417,000
Accretion on discounted liabilities	297,000	269,000	1,096,000	980,000	879,000
Pretax (gains) losses from sale of assets	(170,000)	(8,000)	(5,995,000)	1,005,000	363,000
Net decrease (increase) in noncash operating working capital	80,464,000	42,840,000	51,204,000	62,493,000	(257,013,000)
Other operating activities - net	3,698,000	(178,000)	13,215,000	(1,088,000)	2,673,000
Net cash provided by (required by) continuing operations	105,986,000	82,103,000	276,141,000	272,063,000	70,098,000
Net cash provided by discontinued operations					145,510,000
Net cash provided by (required by) operating activities	105,986,000	82,103,000	276,141,000	272,063,000	215,608,000
Investing Activities
Property additions	(23,501,000)	(66,536,000)	(163,303,000)	(103,152,000)	(77,481,000)
Proceeds from sale of assets	279,000	22,000	6,113,000	364,000	363,000
Other investing activities - net			52,000		2,453,000
Investing activities of discontinued operations
Sales proceeds					950,010,000
Other					(39,425,000)
Net cash provided by (required by) investing activities	(23,222,000)	(66,514,000)	(157,138,000)	(102,788,000)	835,920,000
Financing Activities
Repayments of long-term debt	(15,000,000)		(80,000,000)
Additions to long-term debt			641,250,000
Cash dividend to former parent			(650,000,000)
Debt issuance costs	(63,000)		(6,693,000)
Net distributions to parent/former parent	6,187,000	1,360,000	213,808,000	(148,789,000)	(1,071,355,000)
Net cash provided by (required by) financing activities	(8,876,000)	1,360,000	118,365,000	(148,789,000)	(1,071,355,000)
Net increase in cash and cash equivalents	73,888,000	16,949,000	237,368,000	20,486,000	(19,827,000)
Cash and cash equivalents at January 1	294,741,000	57,373,000	57,373,000	36,887,000	56,714,000
Cash and cash equivalents at end of period	368,629,000	74,322,000	294,741,000	57,373,000	36,887,000
Guarantor Subsidiaries [Member]
Operating Activities
Net income	(1,000)	(1,000)	(1,000)	(2,000)	(13,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Net cash provided by (required by) continuing operations	(1,000)	(1,000)	(1,000)	(2,000)	(13,000)
Net cash provided by (required by) operating activities	(1,000)	(1,000)	(1,000)	(2,000)	(13,000)
Financing Activities
Net distributions to parent/former parent	1,000	1,000	1,000	2,000	13,000
Net cash provided by (required by) financing activities	1,000	1,000	1,000	2,000	13,000
Non-Guarantor Subsidiaries [Member]
Operating Activities
Net income	1,998,000	(1,420,000)	80,898,000	(54,847,000)	(33,097,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
(Income) loss from discontinued operations, net of tax	(781,000)	(1,493,000)	(78,707,000)	2,846,000	(17,420,000)
Depreciation and amortization	27,000	10,000	77,000	3,441,000	2,483,000
Amortization of deferred major repair costs	169,000	133,000	575,000	163,000
Deferred and noncurrent income tax charges (credits)	1,017,000	1,077,000	4,306,000	(18,420,000)	531,000
Impairment of properties				60,988,000
Net decrease (increase) in noncash operating working capital	4,288,000	12,365,000	23,661,000	(29,940,000)	(14,033,000)
Net cash provided by (required by) continuing operations	6,718,000	10,672,000	30,810,000	(35,769,000)	(61,536,000)
Net cash provided by discontinued operations	134,000	(1,335,000)	49,748,000	1,135,000	34,314,000
Net cash provided by (required by) operating activities	6,852,000	9,337,000	80,558,000	(34,634,000)	(27,222,000)
Investing Activities
Property additions	(238,000)	(937,000)	(1,233,000)	(1,344,000)	(22,338,000)
Expenditures for major repairs	(728,000)	(280,000)	(726,000)	(250,000)
Investing activities of discontinued operations
Sales proceeds	1,097,000		173,118,000
Other		(40,000)	(1,129,000)	(7,706,000)	(702,000)
Net cash provided by (required by) investing activities	131,000	(1,257,000)	170,030,000	(9,300,000)	(23,040,000)
Financing Activities
Repayments of long-term debt		(12,000)	(1,170,000)	(42,000)	(42,000)
Net distributions to parent/former parent	(6,188,000)	(8,068,000)	(249,418,000)	43,976,000	50,304,000
Net cash provided by (required by) financing activities	(6,188,000)	(8,080,000)	(250,588,000)	43,934,000	50,262,000
Net increase in cash and cash equivalents	795,000
Cash and cash equivalents at end of period	$ 795,000